Vessels (Tables)	9 Months Ended
Sep. 30, 2024
Vessels [Abstract]
Vessel Costs
Vessels

Cost of Vessels
$ in thousands
At January 1, 2024	2,052,878
Transferred from vessels upgrades	6,649
Retirement [1]	(8,339)
At September 30, 2024	2,051,188

Depreciation and amortization
$ in thousands
At January 1, 2024	769,168
Depreciation and amortization [2]	82,826
Retirement [1]	(8,339)
At September 30, 2024	843,655

Carrying Amount
$ in thousands
At January 1, 2024	1,283,710
At September 30, 2024	1,207,533
[1]Relates to completed depreciation of drydocking for DHT Bauhinia and DHT Europe.
[2] Relates solely to depreciation of vessels, drydocking, and EGCS. Depreciation of office leases and other property, plant, and equipment represents an additional $1,437 thousand, which combined with the depreciation of vessels, drydocking, and EGCS comprises $84,264 thousand in depreciation and amortization.
Advances for vessel upgrades
Cost of advances for vessel upgrades relates to prepaid drydocking.

Cost of advances of vessel upgrades
$ in thousands
At January 1, 2024	10
Additions	6,639
Transferred to vessels	(6,649)
At September 30, 2024	-

Vessel costs advances for vessels under construction	Advances for vessels under construction
Cost of vessels under construction
$ in thousands
At January 1, 2024	-
Additions	78,870
At September 30, 2024	78,870

Future expected payments for vessels under construction
The following table represents future expected payments related to the vessels under construction as of September 30, 2024:

Vessels under construction
$ in thousands
Within the next 12 months	102,566
From one year to three years	339,946
At September 30, 2024*	442,512

*These are estimates only and are subject to change as construction progresses.